GOODWILL AND INTANGIBLE ASSETS, NET - Carrying Values (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS, NET
Indefinite life	$ 641.4	$ 612.1
Definite life	2,452.0	2,235.9
Carrying amounts	$ 3,093.4	$ 2,848.0